Financial instruments - Movement in Level 3 portfolios - Liabilities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Movement in level 3 liabilities
Financial liabilities at beginning of period	£ 740,189
Financial liabilities at end of period	767,851
Other operating income and interest income
Movement in level 3 liabilities
Gains Losses Recognised In Profit Or Loss Fair Value measurement Assets and Liabilities	(20)	£ 3
Income from trading activities
Movement in level 3 liabilities
Gains Losses Recognised In Profit Or Loss Fair Value measurement Assets and Liabilities	(5)	(27)
At fair value
Movement in level 3 liabilities
Financial liabilities at beginning of period	167,807
Financial liabilities at end of period	179,183
At fair value | Level 3
Movement in level 3 liabilities
Financial liabilities at beginning of period	609	894
Amounts recorded in the income statement	139	(98)
Level 3 transfers in	31	15
Level 3 transfers out	(36)	(116)
Purchases/Originations	154	114
Settlements/Other decreases	(15)	(15)
Sales	(133)	(107)
Foreign exchange and other adjustments	2	(2)
Financial liabilities at end of period	751	685
Amounts recorded in the income statement in respect of balances held at year end - unrealised	£ 139	£ (98)